Submission	Dec. 04, 2025
Submission [Line Items]
Central Index Key	0001818874
Registrant Name	SoFi Technologies, Inc.
Registration File Number	333-289046
Form Type	424B3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES